Selling, General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Selling, General and Administrative Expenses
Schedule of selling, general and administrative expenses

	For the Year Ended December 31,
	2020	2021	2022
Employee compensation	1,687,945	2,894,308	4,532,553
Marketing and promotional expenses	675,142	1,428,290	1,775,539
Rental and related expenses	498,601	845,512	1,336,575
Professional services	307,658	521,327	944,160
IT consumable, office supply and other low value consumable	69,954	247,828	545,498
Depreciation and amortization expenses	325,478	337,708	484,363
Other Taxes and Surcharges	70,220	198,572	285,076
Travel and entertainment expenses	39,328	80,726	162,924
Expected credit losses	9,654	54,332	48,707
Others	248,291	269,529	421,724
Total	3,932,271	6,878,132	10,537,119